Warrants Liabilities - Additional Information (Detail)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Term of warrants	5 years
Number of securities called by each warrant	1
Common Stock, Exercise price | $ / shares | $ / shares	$ 11.5
Class of warrants or rights issued	11,500,000
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights issued	14,250,000
Common Stock [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Stock conversion ratio	0.0001
Common Stock [Member] | Common Class A [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Stock conversion ratio	0.0001
Common Stock [Member] | Common Class B [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Stock conversion ratio	0.0001
ZANITE ACQUISITION CORP [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Term of warrants	5 years
ZANITE ACQUISITION CORP [Member] | Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Number of securities called by each warrant	1
Common Stock, Exercise price | $ / shares | $ / shares	$ 11.5